Shareholder Report, Line Graph (Details) 194911_Aristotle Core Equity Fund_Class I_TSR Annual {Class I} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Oct. 20, 2023	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 680,512	$ 641,827	$ 500,000	$ 820,211
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	$ 677,952	$ 626,274	$ 500,000	$ 798,651